Securities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Security	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Carrying value of pledged securities	$ 147,204	$ 156,114
Number of securities in portfolio with unrealized losses	19